Average Annual Total Returns	Eaton Vance Arizona Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Arizona Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Arizona Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Arizona Municipal Income Fund Bloomberg Arizona Municipal Bond Index One Year	Eaton Vance Arizona Municipal Income Fund Bloomberg Arizona Municipal Bond Index Five Years	Eaton Vance Arizona Municipal Income Fund Bloomberg Arizona Municipal Bond Index Ten Years	Eaton Vance Arizona Municipal Income Fund Class A One Year	Eaton Vance Arizona Municipal Income Fund Class A Five Years	Eaton Vance Arizona Municipal Income Fund Class A Ten Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Arizona Municipal Income Fund Class C One Year	Eaton Vance Arizona Municipal Income Fund Class C Five Years	Eaton Vance Arizona Municipal Income Fund Class C Ten Years	Eaton Vance Arizona Municipal Income Fund Class I One Year	Eaton Vance Arizona Municipal Income Fund Class I Five Years	Eaton Vance Arizona Municipal Income Fund Class I Ten Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Connecticut Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Connecticut Municipal Bond Index One Year	Eaton Vance Connecticut Municipal Income Fund Bloomberg Connecticut Municipal Bond Index Five Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Connecticut Municipal Bond Index Ten Years	Eaton Vance Connecticut Municipal Income Fund Class A One Year	Eaton Vance Connecticut Municipal Income Fund Class A Five Years	Eaton Vance Connecticut Municipal Income Fund Class A Ten Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Connecticut Municipal Income Fund Class C One Year	Eaton Vance Connecticut Municipal Income Fund Class C Five Years	Eaton Vance Connecticut Municipal Income Fund Class C Ten Years	Eaton Vance Connecticut Municipal Income Fund Class I One Year	Eaton Vance Connecticut Municipal Income Fund Class I Five Years	Eaton Vance Connecticut Municipal Income Fund Class I Ten Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Minnesota Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Minnesota Municipal Bond Index One Year	Eaton Vance Minnesota Municipal Income Fund Bloomberg Minnesota Municipal Bond Index Five Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Minnesota Municipal Bond Index Ten Years	Eaton Vance Minnesota Municipal Income Fund Class A One Year	Eaton Vance Minnesota Municipal Income Fund Class A Five Years	Eaton Vance Minnesota Municipal Income Fund Class A Ten Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Minnesota Municipal Income Fund Class C One Year	Eaton Vance Minnesota Municipal Income Fund Class C Five Years	Eaton Vance Minnesota Municipal Income Fund Class C Ten Years	Eaton Vance Minnesota Municipal Income Fund Class I One Year	Eaton Vance Minnesota Municipal Income Fund Class I Five Years	Eaton Vance Minnesota Municipal Income Fund Class I Ten Years	Eaton Vance Municipal Opportunities Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Municipal Opportunities Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Municipal Opportunities Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Municipal Opportunities Fund Class A One Year	Eaton Vance Municipal Opportunities Fund Class A Five Years	Eaton Vance Municipal Opportunities Fund Class A Ten Years	Eaton Vance Municipal Opportunities Fund Class A Inception Date	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Municipal Opportunities Fund Class C One Year	Eaton Vance Municipal Opportunities Fund Class C Five Years	Eaton Vance Municipal Opportunities Fund Class C Ten Years	Eaton Vance Municipal Opportunities Fund Class C Inception Date	Eaton Vance Municipal Opportunities Fund Class I One Year	Eaton Vance Municipal Opportunities Fund Class I Five Years	Eaton Vance Municipal Opportunities Fund Class I Ten Years	Eaton Vance Municipal Opportunities Fund Class I Inception Date	Eaton Vance New Jersey Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance New Jersey Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance New Jersey Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance New Jersey Municipal Income Fund Bloomberg New Jersey Municipal Bond Index One Year	Eaton Vance New Jersey Municipal Income Fund Bloomberg New Jersey Municipal Bond Index Five Years	Eaton Vance New Jersey Municipal Income Fund Bloomberg New Jersey Municipal Bond Index Ten Years	Eaton Vance New Jersey Municipal Income Fund Class A One Year	Eaton Vance New Jersey Municipal Income Fund Class A Five Years	Eaton Vance New Jersey Municipal Income Fund Class A Ten Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance New Jersey Municipal Income Fund Class C One Year	Eaton Vance New Jersey Municipal Income Fund Class C Five Years	Eaton Vance New Jersey Municipal Income Fund Class C Ten Years	Eaton Vance New Jersey Municipal Income Fund Class I One Year	Eaton Vance New Jersey Municipal Income Fund Class I Five Years	Eaton Vance New Jersey Municipal Income Fund Class I Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Pennsylvania Municipal Bond Index One Year	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Pennsylvania Municipal Bond Index Five Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Pennsylvania Municipal Bond Index Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class A One Year	Eaton Vance Pennsylvania Municipal Income Fund Class A Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class A Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class C One Year	Eaton Vance Pennsylvania Municipal Income Fund Class C Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class C Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class I One Year	Eaton Vance Pennsylvania Municipal Income Fund Class I Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class I Ten Years
Total	(8.53%)	1.25%	2.13%	(8.55%)	1.03%	2.03%	(10.95%)	0.14%	1.40%	(10.99%)	0.12%	1.40%	(5.65%)	0.60%	1.70%	(9.54%)	0.05%	1.14%	(7.77%)	1.00%	1.95%	(8.53%)	1.25%	2.13%	(6.34%)	1.82%	2.02%	(10.44%)	0.23%	1.33%	(10.45%)	0.22%	1.33%	(5.32%)	0.70%	1.65%	(9.10%)	0.16%	1.06%	(7.27%)	1.12%	1.89%	(8.53%)	1.25%	2.13%	(7.36%)	1.21%	1.84%	(9.47%)	0.25%	1.34%	(9.47%)	0.25%	1.34%	(4.88%)	0.61%	1.57%	(7.92%)	0.17%	1.08%	(6.22%)	1.12%	1.88%	(8.53%)	1.25%	2.13%	(12.76%)	0.06%	1.86%	May 31, 2011	(12.85%)	(0.09%)	1.71%	(6.80%)	0.39%	1.80%	(11.31%)	(0.02%)	2.92%	Aug. 18, 2014	(9.58%)	0.97%	2.46%	May 31, 2011	(8.53%)	1.25%	2.13%	(8.94%)	2.03%	2.69%	(12.70%)	0.54%	1.63%	(12.75%)	0.48%	1.59%	(6.68%)	0.94%	1.89%	(11.47%)	0.43%	1.36%	(9.70%)	1.38%	2.16%	(8.53%)	1.25%	2.13%	(9.05%)	1.41%	2.35%	(12.38%)	0.07%	1.33%	(12.39%)	0.06%	1.32%	(6.33%)	0.67%	1.74%	(11.05%)	(0.03%)	1.05%	(9.24%)	0.95%	1.86%